Parent Company Only Condensed Financial Information - Schedule of condensed statements of operations and comprehensive loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (190,297)	$ (29,862)	¥ (113,106)	¥ (69,242)
Total operating expenses	(2,932,086)	(460,110)	(1,958,894)	(794,885)
Loss from operations	(943,248)	(148,018)	(851,457)	(459,840)
Interest expense	31,644	4,966	31,215	30,232
Others, net	36,673	5,756	61,052	20,064
Loss before tax	(919,439)	(144,281)	(796,096)	(457,945)
Income tax expenses	(6,648)	(1,043)	(2,929)	(2,432)
Net loss	(1,026,400)	(161,058)	(1,753,352)	(601,455)
Accretions of convertible redeemable preferred shares to redemption value (Note 14)				(35,893)
Net loss attributable to ordinary shareholders of the Company	(995,655)	(156,241)	(1,752,789)	(637,396)
Net loss	(1,026,400)	(161,058)	(1,753,352)	(601,455)
Other comprehensive loss:
Foreign currency translation adjustment	(7,296)	(1,145)	(32,531)	(15,023)
Total other comprehensive loss	(7,296)	(1,145)	(32,531)	(15,023)
Total comprehensive loss	(1,033,650)	(162,203)	(1,785,883)	(616,478)
Comprehensive loss attributable to ordinary shareholders of the Company	(1,002,951)	(157,386)	(1,785,320)	(652,419)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(13,048)	(2,048)	(13,008)	(17,255)
Total operating expenses	(13,048)	(2,048)	(13,008)	(17,255)
Loss from operations	(13,048)	(2,048)	(13,008)	(17,255)
Interest income	5,246	823	22,060	5,396
Interest expense	(616)	(97)
Others, net	2,289	359	792	(4,492)
Share of loss of subsidiaries and VIEs	(989,148)	(155,219)	(1,762,633)	(585,152)
Loss before tax	(995,277)	(156,182)	(1,752,789)	(601,503)
Income tax expenses	(378)	(59)
Net loss	(995,655)	(156,241)	(1,752,789)	(601,503)
Accretions of convertible redeemable preferred shares to redemption value (Note 14)				(35,893)
Net loss attributable to ordinary shareholders of the Company	(995,655)	(156,241)	(1,752,789)	(637,396)
Net loss	(995,655)	(156,241)	(1,752,789)	(601,503)
Other comprehensive loss:
Foreign currency translation adjustment	(7,296)	(1,145)	(32,531)	(15,023)
Total other comprehensive loss	(7,296)	(1,145)	(32,531)	(15,023)
Total comprehensive loss	(1,002,951)	(157,386)	(1,785,320)	(616,526)
Comprehensive loss attributable to ordinary shareholders of the Company	¥ (1,002,951)	$ (157,386)	¥ (1,785,320)	¥ (652,419)